BORROWINGS - Future maturities of short term borrowings and long term borrowings (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
BORROWINGS
2021	$ 5,015,402	$ 1,039,248
2022	1,279,713
2023	1,685,850
Total borrowings	$ 7,980,965	$ 2,555,116